Securities Act Registration No. 333-116723 Investment Company Act Registration No. 811-21596

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 29	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 30	[X]

MUNDOVAL FUNDS (Exact Name of Registrant as Specified in Charter)

7855 Ivanhoe Avenue, Suite 210
La Jolla, CA 92037	92037
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (858) 454-4837

Arthur Q. Johnson
Mundoval Funds
7855 Ivanhoe Avenue, Suite 210
La Jolla, CA 92037
(Name and Address of Agent for Service)

Copies to:

Donald S. Mendelsohn
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] on 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of La Jolla, State of California on the 17th day of May, 2021.

MUNDOVAL FUNDS

By: /s/ Arthur Q. Johnson Arthur Q. Johnson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post -Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Arthur Q. Johnson		May 17, 2021
Arthur Q. Johnson	President, Principal
Financial Officer,
Principal Accounting
Officer and Trustee

Martha G. Dennis*	Trustee

Paul J. Dostart*	Trustee

Selwyn Isakow*	Trustee

* By: /s/ Arthur Q. Johnson
Arthur Q. Johnson, Attorney-In-Fact
Date: May 17, 2021

MUNDOVAL FUNDS
EXHIBIT INDEX
Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase